SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Disclosure of operating segment information

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2022	Generation	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue - local market	663	370	425	20	-	1,478
Revenue - foreign market	-	159	192	-	-	351
Intersegment revenue	-	117	-	-	(117)	-
Cost of sales	(370)	(359)	(536)	-	117	(1,148)
Gross profit	293	287	81	20	-	681

Selling expenses	(3)	(36)	(17)	-	-	(56)
Administrative expenses	(39)	(60)	(5)	(34)	-	(138)
Other operating income	25	61	1	44	-	131
Other operating expenses	(5)	(26)	(6)	(9)	-	(46)
Impairment of property, plant and equipment, intangible assets and inventories	-	(30)	(2)	(6)	-	(38)
Impairment of financial assets	-	(2)	-	(6)	-	(8)
Share of profit from associates and joint ventures	65	-	-	40	-	105
Operating income	336	194	52	49	-	631

Financial income	1	2	-	9	(7)	5
Financial costs	(82)	(107)	(3)	(36)	7	(221)
Other financial results	72	(28)	6	116	-	166
Financial results, net	(9)	(133)	3	89	-	(50)
Profit before income tax	327	61	55	138	-	581

Income tax	(73)	(16)	(15)	(20)	-	(124)
Profit of the year	254	45	40	118	-	457

Depreciation and amortization	82	125	5	-	-	212

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2022	Generation	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit of the year attributable to:
Owners of the company	253	45	40	118	-	456
Non-controlling interest	1	-	-	-	-	1

Consolidated financial position information as of December 31, 2022
Assets	2,464	1,234	177	1,029	(162)	4,742
Liabilities	979	1,248	147	245	(161)	2,458

Net book values of property, plant and equipment	1,299	807	24	34	-	2,164

Additional consolidated information as of December 31, 2022
Increases in property, plant and equipment, intangible assets and right-of-use assets	115	324	7	36	-	482

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2021	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue - local market	656	-	282	310	22	-	1,270
Revenue - foreign market	-	-	58	180	-	-	238
Intersegment revenue	-	-	113	-	-	(113)	-
Cost of sales	(355)	-	(289)	(424)	-	113	(955)
Gross profit	301	-	164	66	22	-	553

Selling expenses	(2)	-	(18)	(13)	-	-	(33)
Administrative expenses	(31)	-	(46)	(4)	(18)	-	(99)
Other operating income	42	-	58	1	4	-	105
Other operating expenses	(5)	-	(28)	(3)	(22)	-	(58)
Impairment of intangible assets and inventories	(2)	-	-	(2)	-	-	(4)
Impairment of financial assets	-	-	-	-	(2)	-	(2)
Share of profit from associates and joint ventures	47	-	-	-	70	-	117
Operating income	350	-	130	45	54	-	579

Financial income	4	-	3	-	4	(1)	10
Financial costs	(46)	-	(103)	(3)	(34)	1	(185)
Other financial results	(14)	-	(16)	(2)	18	-	(14)
Financial results, net	(56)	-	(116)	(5)	(12)	-	(189)
Profit before income tax	294	-	14	40	42	-	390

Income tax	(75)	-	8	(12)	2	-	(77)
Profit of the year from continuing operations	219	-	22	28	44	-	313
Loss of the year from discontinued operations	-	(75)	-	-	-	-	(75)
Profit (Loss) of the year	219	(75)	22	28	44	-	238

Depreciation and amortization	88	-	114	3	-	-	205

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2021	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) of the year attributable to:
Owners of the company	218	(39)	22	28	44	-	273
Non-controlling interest	1	(36)	-	-	-	-	(35)

Consolidated financial position information as of December 31, 2021
Assets	1,670	-	1,157	176	1,067	(209)	3,861
Liabilities	525	-	1,324	166	264	(209)	2,070

Net book values of property, plant and equipment	969	-	636	22	32	-	1,659

Additional consolidated information as of December 31, 2021
Increases in property, plant and equipment, intangible assets and right-of-use assets	39	-	213	6	6	-	264

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2020	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue - local market	559	-	199	178	20	-	956
Revenue - foreign market	-	-	28	89	-	-	117
Intersegment revenue	-	-	67	-	-	(67)	-
Cost of sales	(254)	-	(243)	(233)	-	67	(663)
Gross profit	305	-	51	34	20	-	410

Selling expenses	(2)	-	(15)	(9)	-	-	(26)
Administrative expenses	(30)	-	(42)	(3)	(18)	-	(93)
Other operating income	35	-	9	-	7	-	51
Other operating expenses	(6)	-	(17)	(6)	(7)	-	(36)
Impairment of property, plant and equipment, intangible assets and inventories	(128)	-	-	(11)	-	-	(139)
Impairment of financial assets	-	-	(13)	1	3	-	(9)
Share of profit from associates and joint ventures	67	-	-	-	18	-	85
Operating income (loss)	241	-	(27)	6	23	-	243

Financial income	3	-	7	-	1	(2)	9
Financial costs	(73)	-	(100)	(3)	(3)	2	(177)
Other financial results	1	-	44	5	34	-	84
Financial results, net	(69)	-	(49)	2	32	-	(84)
Profit (loss) before income tax	172	-	(76)	8	55	-	159

Income tax	(33)	-	23	(2)	(23)	-	(35)
Profit (loss) of the year from continuing operations	139	-	(53)	6	32	-	124
Loss of the year from discontinued operations	-	(592)	-	-	-	-	(592)
Profit (loss) of the year	139	(592)	(53)	6	32	-	(468)

Depreciation and amortization	95	81	108	2	-	-	286

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2020	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) of the year attributable to:
Owners of the company	147	(499)	(53)	6	32	-	(367)
Non-controlling interest	(8)	(93)	-	-	-	-	(101)

Consolidated financial position information as of December 31, 2020
Assets	1,595	1,356	1,085	107	832	(85)	4,890
Liabilities	707	1,021	1,174	126	178	(85)	3,121

Net book values of property, plant and equipment	1,015	-	543	19	33	-	1,610

Additional consolidated information as of December 31, 2020
Increases in property, plant and equipment and right-of-use assets	61	135	41	3	2	-	242